CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net loss	$ (311,116)	$ (376,421)	$ (166,635)
Non-cash items:
Depreciation and amortization	455,898	428,608	440,705
Amortization of in-process revenue contracts (note 6)	(72,933)	(46,436)	(48,254)
Loss (gain) on sale of marketable securities	2,560	(3,372)	(1,805)
Loss (gain) on sale of vessels and equipment	6,975	(4,229)	(2,060)
Goodwill impairment charge		36,652
Write-down of equity accounted investments (note 18b)	1,767	19,411
Asset impairments (note 18b)	434,082	155,288	51,210
Bargain purchase gain (note 3)		(68,535)
Loss on repurchase of notes			12,645
Equity (income) loss, net of dividends received	(65,639)	31,376	11,257
Income tax (recovery) expense	(14,406)	4,290	(6,340)
Employee stock option compensation	9,393	16,262	15,264
Unrealized foreign exchange loss (gain)	22,137	(11,614)	(21,427)
Unrealized (gain) loss on derivative instruments	(40,373)	70,822	140,187
Other	10,823	(4,942)	(929)
Change in operating assets and liabilities (note 17a)	(115,209)	(84,347)	45,415
Expenditures for dry docking	(35,023)	(55,620)	(57,483)
Net operating cash flow	288,936	107,193	411,750
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt (note 8)	1,417,870	2,114,879	1,769,742
Debt issuance costs	(10,595)	(10,634)	(14,471)
Scheduled repayments of long-term debt	(266,242)	(449,640)	(210,025)
Prepayments of long-term debt	(1,060,169)	(881,207)	(1,536,587)
Repayments of capital lease obligations	(10,161)	(89,145)	(38,958)
(Increase) decrease in restricted cash (note 10)	(33,592)	73,105	30,291
Net proceeds from equity issuances of subsidiaries (note 5)	496,224	631,057	645,642
Equity contribution by joint venture partner	86,350
Repurchase of Common Stock (note 12)		(122,195)	(40,111)
Distribution from subsidiaries to non-controlling interests	(246,555)	(201,942)	(159,808)
Cash dividends paid	(83,299)	(93,480)	(92,695)
Other financing activities	9,840	5,847	5,682
Net financing cash flow	299,671	976,645	358,702
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(523,597)	(755,045)	(343,091)
Proceeds from sale of vessels and equipment	250,807	33,424	70,958
Acquisition of FPSO units and Sevan Marine ASA, net of cash acquired (note 3a)	(92,303)	(322,500)
Investment in term loans (note 4)		(70,000)	(115,575)
Investment in equity accounted investees (note 23)	(183,554)	(38,496)	(45,480)
Advances to equity accounted investees	(117,235)	(55,156)	(5,447)
Direct financing lease payments received	23,307	27,608	25,782
Other investing activities	1,332	8,706	(361)
Net investing cash flow	(641,243)	(1,171,459)	(413,214)
(Decrease) increase in cash and cash equivalents	(52,636)	(87,621)	357,238
Cash and cash equivalents, beginning of the year	692,127	779,748	422,510
Cash and cash equivalents, end of the year	$ 639,491	$ 692,127	$ 779,748